Impairment of Securities - Schedule of Fair Values and Gross Unrealized Losses on Investments (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Jun. 30, 2013
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months: Fair Value	$ 156,477	$ 616,966
Less than 12 Months: Unrealized Losses	1,333	20,456
12 Months or More: Fair Value	307,493	6,324
12 Months or More: Unrealized Losses	7,865	1,554
Total: Fair Value	463,970	623,290
Total: Unrealized Losses	9,198	22,010
U.S. Agency Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months: Fair Value	826
Less than 12 Months: Unrealized Losses	1
12 Months or More: Fair Value	84
12 Months or More: Unrealized Losses	1
Total: Fair Value	910
Total: Unrealized Losses	2
Obligations of State and Political Subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months: Fair Value	946	25,307
Less than 12 Months: Unrealized Losses	3	2,253
12 Months or More: Fair Value	23,140
12 Months or More: Unrealized Losses	770
Total: Fair Value	24,086	25,307
Total: Unrealized Losses	773	2,253
Collateralized Loan Obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months: Fair Value	84,705	27,930
Less than 12 Months: Unrealized Losses	270	70
12 Months or More: Fair Value	24,829
12 Months or More: Unrealized Losses	247
Total: Fair Value	109,534	27,930
Total: Unrealized Losses	517	70
Residential Pass-Through Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months: Fair Value		244,429
Less than 12 Months: Unrealized Losses		8,545
12 Months or More: Fair Value	123,666
12 Months or More: Unrealized Losses	2,765
Total: Fair Value	123,666	244,429
Total: Unrealized Losses	2,765	8,545
Commercial Pass-Through Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months: Fair Value		89,695
Less than 12 Months: Unrealized Losses		4,494
12 Months or More: Fair Value
12 Months or More: Unrealized Losses
Total: Fair Value		89,695
Total: Unrealized Losses		4,494
Asset-backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months: Fair Value	28,404	19,675
Less than 12 Months: Unrealized Losses	630	620
12 Months or More: Fair Value	25,169
12 Months or More: Unrealized Losses	197
Total: Fair Value	53,573	19,675
Total: Unrealized Losses	827	620
Collateralized Mortgage Obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months: Fair Value	21,806	60,740
Less than 12 Months: Unrealized Losses	219	3,525
12 Months or More: Fair Value	50,028
12 Months or More: Unrealized Losses	1,515
Total: Fair Value	71,834	60,740
Total: Unrealized Losses	1,734	3,525
Corporate Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months: Fair Value	19,790	149,190
Less than 12 Months: Unrealized Losses	210	949
12 Months or More: Fair Value	53,811
12 Months or More: Unrealized Losses	1,249
Total: Fair Value	73,601	149,190
Total: Unrealized Losses	1,459	949
Trust Preferred Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months: Fair Value
Less than 12 Months: Unrealized Losses
12 Months or More: Fair Value	6,766	6,324
12 Months or More: Unrealized Losses	1,121	1,554
Total: Fair Value	6,766	6,324
Total: Unrealized Losses	$ 1,121	$ 1,554